                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4681

  NAME OF REGISTRANT:                                                    VANGUARD BOND INDEX FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2017 - JUNE 30, 2018

  FUND:   VANGUARD INTERMEDIATE-TERM BOND INDEX FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Vanguard Intermediate-Term Bond Index Fund

  TICKER:               BIV                                  CUSIP:   921937819

  MEETING DATE:   11/15/2017                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR MORTIMER J. BUCKLEY               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.2: ELECT DIRECTOR EMERSON U. FULLWOOD               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.3: ELECT DIRECTOR AMY GUTMANN                             ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.4: ELECT DIRECTOR JOANN HEFFERNAN HEISEN         ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.5: ELECT DIRECTOR F. JOSEPH LOUGHREY                ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.6: ELECT DIRECTOR MARK LOUGHRIDGE                      ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.7: ELECT DIRECTOR SCOTT C. MALPASS                    ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.8: ELECT DIRECTOR F. WILLIAM MCNABB, III         ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.9: ELECT DIRECTOR DEANNA MULLIGAN                      ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.10: ELECT DIRECTOR ANDRE F. PEROLD                    ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.11: ELECT DIRECTOR SARAH BLOOM RASKIN               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.12: ELECT DIRECTOR PETER F. VOLANAKIS               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #2: APPROVE MANAGER OF MANAGERS ARRANGEMENT         ISSUER            YES     PROPORTIONAL           N/A

WITH THIRD-PARTY INVESTMENT ADVISORS

PROPOSAL #3: APPROVE MANAGER OF MANAGERS ARRANGEMENT         ISSUER            YES     PROPORTIONAL           N/A

WITH WHOLLY-OWNED SUBSIDIARIES OF VANGUARD

PROPOSAL #7: INSTITUTE PROCEDURES TO PREVENT                  SHAREHOLDER        YES     PROPORTIONAL           N/A

INVESTMENTS IN COMPANIES THAT CONTRIBUTE TO GENOCIDE

OR CRIMES AGAINST HUMANITY

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Vanguard Market Liquidity Fund

  TICKER:               N/A                                  CUSIP:   92202X209

  MEETING DATE:   11/15/2017                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR MORTIMER J. BUCKLEY               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.2: ELECT DIRECTOR EMERSON U. FULLWOOD               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.3: ELECT DIRECTOR AMY GUTMANN                             ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.4: ELECT DIRECTOR JOANN HEFFERNAN HEISEN         ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.5: ELECT DIRECTOR F. JOSEPH LOUGHREY                ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.6: ELECT DIRECTOR MARK LOUGHRIDGE                      ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.7: ELECT DIRECTOR SCOTT C. MALPASS                    ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.8: ELECT DIRECTOR F. WILLIAM MCNABB, III         ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.9: ELECT DIRECTOR DEANNA MULLIGAN                      ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.10: ELECT DIRECTOR ANDRE F. PEROLD                    ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.11: ELECT DIRECTOR SARAH BLOOM RASKIN               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #1.12: ELECT DIRECTOR PETER F. VOLANAKIS               ISSUER            YES     PROPORTIONAL           N/A

PROPOSAL #3: APPROVE MANAGER OF MANAGERS ARRANGEMENT         ISSUER            YES     PROPORTIONAL           N/A

WITH WHOLLY-OWNED SUBSIDIARIES OF VANGUARD

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD BOND INDEX FUNDS

  By:     /s/Mortimer J. Buckley

             Mortimer J. Buckley*

             Chief Executive Officer, President, and Trustee

  Date:   August 29, 2018

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018,

             see File Number 33-32216. Incorporated by Reference.